Short-term Bank Deposits and Restricted Deposits	12 Months Ended
Dec. 31, 2019
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Short-term Bank Deposits and Restricted Deposits
29.	SHORT-TERM BANK DEPOSITS AND RESTRICTED DEPOSITS

	Note	2018	2019
Bank deposits with maturity exceeding three months		34	—
Statutory reserve deposits	(i)	2,877	3,228
Restricted deposits		809	488

		3,720	3,716

(i)
In order to carry on its business, Finance Company placed statutory reserve deposits with the People’s Bank of China according to “Notice of the People’s Bank of China on Implementing the Average Method to Assess Deposit Reserves” (Yinfa [2015] No.289). These statutory reserve deposits are not available for use by the Group in daily operations.